UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Unconstrained Bond Fund

Portfolio of Investments

January 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 21.0%
France - 3.3%
France Government Bond OAT
4.00%, 10/25/13	EUR	3,750	$5,230,378

Mexico - 3.3%
Mexican Bonos
Series M
9.00%, 6/20/13	MXN	65,500	5,236,930

New Zealand - 0.5%
New Zealand Government Bond
Series 521
6.00%, 5/15/21	NZD	850	837,794

United Kingdom - 4.4%
United Kingdom Gilt
8.00%, 9/27/13	GBP	4,150	6,908,625

United States - 9.5%
U.S. Treasury Notes
0.125%, 7/31/14	U.S.$	10,000	9,985,940
1.625%, 11/15/22		5,000	4,840,625

			14,826,565

Total Governments - Treasuries (cost $32,849,293)			33,040,292

INFLATION-LINKED SECURITIES - 13.8%
United Kingdom - 2.2%
United Kingdom Gilt Inflation Linked
Series 3MO
1.25%, 11/22/17	GBP	1,838	3,390,247

United States - 11.6%
U.S. Treasury Inflation Index
1.75%, 1/15/28 (TIPS)	U.S.$	7,121	9,070,458
2.50%, 7/15/16 (TIPS)		7,946	9,195,243

			18,265,701

Total Inflation-Linked Securities (cost $21,763,767)			21,655,948

CORPORATES - INVESTMENT GRADES - 8.2%
Industrial - 3.8%
Basic - 0.5%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		115	120,476
Dow Chemical Co. (The)
7.60%, 5/15/14		39	42,359
International Paper Co.
9.375%, 5/15/19		160	218,375
Lubrizol Corp.
8.875%, 2/01/19		155	215,266
PPG Industries, Inc.
5.75%, 3/15/13		220	221,265

			817,741

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
CRH Finance Ltd.
7.375%, 5/28/14	EUR	120	$176,165
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	200	232,230
Tyco International Finance SA
8.50%, 1/15/19		150	193,832

			602,227

Communications - Media - 0.5%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		225	251,570
Comcast Corp.
5.30%, 1/15/14		180	188,060
Reed Elsevier Capital, Inc.
7.75%, 1/15/14		215	228,902
Time Warner Cable, Inc.
7.50%, 4/01/14		150	161,589

			830,121

Communications - Telecommunications - 0.5%
American Tower Corp.
5.05%, 9/01/20		140	155,255
Bell Canada
4.85%, 6/30/14	CAD	195	203,788
British Telecommunications PLC
8.50%, 12/07/16 (b)	GBP	100	195,486
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	275	287,187

			841,716

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America LLC
6.50%, 11/15/13		160	167,119
Volvo Treasury AB
5.95%, 4/01/15 (a)		190	207,392

			374,511

Consumer Cyclical - Other - 0.3%
Carnival PLC	EUR	140	194,822
4.25%, 11/27/13
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	U.S.$	185	185,236

			380,058

Consumer Cyclical - Retailers - 0.1%
Nordstrom, Inc.
6.25%, 1/15/18		180	216,199

Consumer Non - Cyclical - 0.2%
Altria Group, Inc.
9.25%, 8/06/19		51	70,425
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		154	167,412

	Principal Amount (000)		U.S. $ Value
Whirlpool Corp.
8.60%, 5/01/14	U.S.$	20	$21,772

			259,609

Energy - 0.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		34	38,996
Hess Corp.
8.125%, 2/15/19		35	44,797
Nabors Industries, Inc.
9.25%, 1/15/19		160	202,764
Noble Energy, Inc.
8.25%, 3/01/19		153	197,854
Noble Holding International Ltd.
4.90%, 8/01/20		15	16,628
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		225	225,998

			727,037

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		28	31,482
Motorola Solutions, Inc.
7.50%, 5/15/25		181	225,253
Xerox Corp.
8.25%, 5/15/14		165	179,126

			435,861

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		90	96,221
5.75%, 12/15/16		70	78,805

			175,026

Transportation - Railroads - 0.1%
CSX Corp.
7.375%, 2/01/19		149	189,055

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15		71	80,954

			5,930,115

Financial Institutions - 3.2%
Banking - 1.5%
ANZ Capital Trust III
0.843%, 12/15/53 (c)	EUR	210	266,961
Bank of Scotland PLC
5.625%, 5/23/13		120	165,367
Capital One Financial Corp.
7.375%, 5/23/14	U.S.$	170	184,191
Citigroup, Inc.
5.50%, 4/11/13		185	186,680
Deutsche Bank AG/London
Series G
4.875%, 5/20/13		181	183,357

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	U.S.$	165	$194,664
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	138,104
Morgan Stanley
Series G
5.50%, 7/24/20		175	195,573
National Australia Bank Ltd.
3.75%, 3/02/15 (a)		90	95,433
Societe Generale SA
2.50%, 1/15/14 (a)		180	182,232
Standard Chartered Bank
5.875%, 9/26/17 (a)	EUR	100	155,745
UBS AG/Stamford CT
5.875%, 7/15/16	U.S.$	195	217,928
Wachovia Corp.
5.50%, 5/01/13		175	177,176

			2,343,411

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21		70	79,800

Finance - 0.1%
General Electric Capital Corp.
Series G
4.80%, 5/01/13		225	227,461

Insurance - 1.2%
Aetna, Inc.
6.75%, 12/15/37		257	342,789
Allied World Assurance Co. Ltd.
5.50%, 11/15/20		180	199,596
Allstate Corp. (The)
6.125%, 5/15/37		90	94,612
CIGNA Corp.
5.125%, 6/15/20		90	103,281
Coventry Health Care, Inc.
6.125%, 1/15/15		20	21,765
Genworth Financial, Inc.
6.515%, 5/22/18		230	262,628
Humana, Inc.
6.30%, 8/01/18		25	29,407
6.45%, 6/01/16		20	23,004
7.20%, 6/15/18		180	220,349
Lincoln National Corp.
8.75%, 7/01/19		47	62,764
Markel Corp.
7.125%, 9/30/19		60	73,156
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1	1,063
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	238,058
Prudential Financial, Inc.
6.20%, 1/15/15		135	148,429
Series D
7.375%, 6/15/19		25	31,869

	Principal Amount (000)		U.S. $ Value
WellPoint, Inc.
5.875%, 6/15/17	U.S.$	20	$23,530
7.00%, 2/15/19		45	56,518

			1,932,818

REITS - 0.3%
Digital Realty Trust LP
5.25%, 3/15/21		250	277,206
Health Care REIT, Inc.
4.95%, 1/15/21		180	198,159

			475,365

			5,058,855

Utility - 0.9%
Electric - 0.4%
Constellation Energy Group, Inc.
5.15%, 12/01/20		180	203,381
Nisource Finance Corp.
6.15%, 3/01/13		80	80,347
Ohio Power Co.
Series F
5.50%, 2/15/13		118	118,164
PPL Energy Supply LLC
6.50%, 5/01/18		180	214,536
TECO Finance, Inc.
5.15%, 3/15/20		55	63,529

			679,957

Natural Gas - 0.5%
DCP Midstream LLC
9.75%, 3/15/19 (a)		155	202,904
Energy Transfer Partners LP
6.125%, 2/15/17		225	258,654
EQT Corp.
8.125%, 6/01/19		35	43,296
Spectra Energy Capital LLC
8.00%, 10/01/19		170	224,518

			729,372

			1,409,329

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		416	463,840

Total Corporates - Investment Grades (cost $11,535,242)			12,862,139

CORPORATES - NON-INVESTMENT GRADES - 1.4%
Industrial - 1.0%
Basic - 0.3%
ArcelorMittal
6.125%, 6/01/18		225	240,230

	Principal Amount (000)		U.S. $ Value
Weyerhaeuser Co.
7.375%, 3/15/32	U.S.$	204	$248,486

			488,716

Capital Goods - 0.2%
Ardagh Glass Finance PLC
7.125%, 6/15/17 (a)	EUR	112	154,355
Case New Holland, Inc.
7.875%, 12/01/17	U.S.$	128	151,360

			305,715

Communications - Media - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18		24	25,650
8.125%, 4/30/20		8	8,980
Ziggo Bond Co. BV
8.00%, 5/15/18 (a)	EUR	85	124,877

			159,507

Communications - Telecommunications - 0.2%
Sunrise Communications International SA
7.00%, 12/31/17 (a)		100	143,927
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)	U.S.$	200	210,500
Windstream Corp.
7.875%, 11/01/17		55	62,837

			417,264

Consumer Non-Cyclical - 0.2%
ARAMARK Corp.
3.813%, 2/01/15 (c)		200	200,250
HCA, Inc.
7.58%, 9/15/25		65	67,275

			267,525

Other Industrial - 0.0%
Abitibibowater, Inc.
6.00%, 6/20/13 (d)(e)		275	0

			1,638,727

Financial Institutions - 0.4%
Banking - 0.2%
Barclays Bank PLC
4.75%, 3/15/20	EUR	160	159,225
National Westminster Bank PLC
2.339%, 12/31/49 (c)		200	206,406

			365,631

Brokerage - 0.2%
Lehman Brothers Holdings Zero Coupon, 5/25/10 (c)(f)	U.S.$	435	106,575

	Principal Amount (000)		U.S. $ Value
Zero Coupon, 1/12/12 (f)	U.S.$	440	$107,800

			214,375

			580,006

Total Corporates - Non-Investment Grades (cost $2,159,354)			2,218,733

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Denmark - 0.4%
Finance for Danish Industry
2.125%, 3/21/13	EUR	500	680,461

South Korea - 0.5%
Export-Import Bank of Korea
6.60%, 11/04/13 (a)	IDR	7,720,000	798,821

Total Governments - Sovereign Agencies (cost $1,542,519)			1,479,282

	Contracts
OPTIONS PURCHASED - PUTS - 0.8%
Options on Forward Contracts - 0.7%
JPY/USD
Expiration: Apr 2013, Exercise Price: JPY 80.35 (f)(g)		755,290,000	1,136,144

Options on Funds and Investment Trusts - 0.1%
SPDR S&P 500 ETF Trust
Expiration: Mar 2013, Exercise Price: $ 148.00 (f)(h)		787	165,270

Total Options Purchased - Puts (cost $487,312)			1,301,414

	Principal Amount (000)
MORTGAGE PASS-THROUGHS - 0.8%
Agency Fixed Rate 30-Year - 0.8%
Federal National Mortgage Association
Series 2008
6.00%, 5/01/38	U.S.$	702	768,530
Series 2010
6.00%, 2/01/40		438	478,519

Total Mortgage Pass-Throughs (cost $1,232,776)			1,247,049

EMERGING MARKETS - SOVEREIGNS - 0.4%
Hungary - 0.4%
Hungary Government International Bond
6.375%, 3/29/21
(cost $506,718)		510	555,900

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Non-Agency Floating Rate - 0.2%
Greenpoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
2.171%, 3/25/36 (c)	U.S.$	331	$259,246

Non-Agency Fixed Rate - 0.1%
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
2.075%, 6/25/46		229	143,834

Total Collateralized Mortgage Obligations (cost $565,459)			403,080

EMERGING MARKETS - TREASURIES - 0.2%
Dominican Republic - 0.2%
Dominican Republic International Bond
15.95%, 6/04/21 (a)
(cost $205,544)	DOP	8,000	237,838

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)
(cost $190,750)	U.S.$	190	223,476

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.1%
Non-Agency Floating Rate CMBS - 0.1%
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.676%, 10/15/21 (a)(c)
(cost $190,000)		190	184,287

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)		100	103,840

Communications - Media - 0.0%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	50	71,284

Total Emerging Markets - Corporate Bonds (cost $172,008)			175,124

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Zions Bancorp
9.50%
(cost $108,204)		6,200	162,068

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Trnsp Auth CA
6.60%, 10/01/29
(cost $114,117)	U.S.$	100	$113,563

ASSET - BACKED SECURITIES - 0.1%
Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.485%, 1/20/36 (c)		117	112,776

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (e)(i)		3	0

Total Asset-Backed Securities (cost $120,742)			112,776

	Shares
COMMON STOCKS - 0.0%
Resolute Forest Products (f)
(cost $0)		156	2,128

	Principal Amount (000)
BANK LOANS - 0.0%
Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC
(North Las Vegas Consortium)
7.25%, 4/30/10 (c)(d)(e)(j)
(cost $511,237)	U.S.$	519	0

	Shares
SHORT-TERM INVESTMENTS - 48.7%
Investment Companies - 6.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.13%
(cost $9,664,037)		9,664,037	9,664,037

	Principal Amount (000)
U.S. TREASURY BILLS - 42.6%
U.S. Treasury Bill
Zero Coupon, 4/04/13 (k)	U.S.$	17,000	16,998,385

	Principal Amount (000)		U.S. $ Value
Zero Coupon, 4/25/13-5/23/13	U.S.$	50,000	$49,992,285

Total U.S. Treasury Bills (cost $66,989,635)			66,990,670

Total Short-Term Investments (cost $76,653,672)			76,654,707

Total Investments - 97.1% (cost $150,908,714) (l)			152,629,804
Other assets less liabilities - 2.9% (m)			4,517,943

Net Assets - 100.0%			$157,147,747

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Australia 10 Yr Bond Futures	6	March 2013	$773,086	$761,130	$11,956
U.S. 5 Yr Note Futures	26	March 2013	3,237,000	3,217,094	19,906
U.S. Long Bond Futures	8	March 2013	1,194,188	1,147,750	46,438

					$78,300

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	TWD	88,790	USD	3,065	2/19/13	$61,151
Barclays Capital, Inc.	USD	3,044	CNH	18,880	2/19/13	(7,796)
Barclays Capital, Inc.	USD	1,474	INR	80,510	4/05/13	22,884
Brown Brothers Harriman & Co.	JPY	316	USD	3	3/06/13	10
Brown Brothers Harriman & Co.	USD	90	NZD	108	3/06/13	(270)
Brown Brothers Harriman & Co.	USD	29	ZAR	262	3/06/13	319
Citibank, NA	USD	1,157	AUD	1,101	3/06/13	(11,586)
Credit Suisse First Boston	USD	894	NOK	4,990	3/06/13	18,078
Credit Suisse First Boston	USD	989	SEK	6,472	3/06/13	28,115
Credit Suisse First Boston	JPY	181,100	USD	2,041	3/25/13	60,308
Deutsche Bank	USD	819	INR	44,090	2/20/13	7,358
Deutsche Bank	JPY	78,127	USD	883	3/06/13	28,497
Goldman Sachs	EUR	6,623	USD	8,807	3/06/13	(186,567)
Goldman Sachs	GBP	7,275	USD	11,524	3/06/13	(11,684)
Goldman Sachs	CHF	320	USD	352	4/04/13	(108)
Goldman Sachs	EUR	150	USD	204	4/04/13	(46)
Goldman Sachs	GBP	200	USD	317	4/04/13	(66)
Goldman Sachs	USD	218	AUD	210	4/04/13	(92)
Goldman Sachs	USD	260	CAD	260	4/04/13	94
Goldman Sachs	USD	340	NOK	1,860	4/04/13	(155)
Goldman Sachs	USD	318	NZD	380	4/04/13	(163)
Goldman Sachs	USD	228	SEK	1,450	4/04/13	(81)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	MXN	68,448	USD	5,273	6/25/13	$(36,076)
JPMorgan Chase Bank, NA	USD	787	CAD	786	3/06/13	1,312
Morgan Stanley	CHF	820	USD	883	3/06/13	(18,472)
Standard Chartered Bank	CNH	18,450	USD	2,956	2/19/13	(11,202)
Standard Chartered Bank	TWD	86,450	USD	2,986	2/19/13	61,601
Standard Chartered Bank	USD	2,977	CNH	18,450	2/19/13	(10,018)
Standard Chartered Bank	USD	2,932	TWD	86,450	2/19/13	(6,920)
Standard Chartered Bank	IDR	7,149,532	USD	721	4/05/13	(7,799)

						$(19,374)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums Received	Market Value
Put - JPY vs. USD	JPY	80.35	4/12/13	JPY	755,290,000	$421,120	$(1,136,144)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call - CDX NAIG-19 5 Yr Index	JPMorgan Chase Bank, NA	Sell	85.00%	2/20/13	$24,560	$20,876	$(12,116)
Put - CDX NAHY-19 5 Yr Index	Citibank, NA	Sell	102.00	3/20/13	15,180	194,304	(180,034)
Put - CDX NAIG-19 5 Yr Index	JPMorgan Chase Bank, NA	Sell	95.00	2/20/13	24,560	30,700	(19,119)

							$(211,269)

CENTRALLY CLEARED SWAP CONTRACTS

				Rate Type
Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
CitiGroup Global Markets Inc./(LCH,Clearnet)	GBP	2,390	9/27/22	1.90%	6 Month LIBOR	$44,156
CitiGroup Global Markets Inc./(LCH,Clearnet)		1,100	9/27/42	6 Month LIBOR	2.96%	(71,923)

						$(27,767)

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC		$48	11/05/14	0.38%	3 Month LIBOR	$9,500
Barclays Bank PLC		5,000	1/08/23	1.86%	3 Month LIBOR	87,756
Citibank, NA	JPY	3,900,000	11/09/14	0.26%	6 Month LIBOR	(28,966)
Citibank, NA		$6,420	1/25/15	3 Month LIBOR	0.39%	(4,404)
Citibank, NA	JPY	377,500	8/01/16	0.51%	6 Month LIBOR	(44,006)
Citibank, NA		$10,600	1/25/18	0.88%	3 Month LIBOR	67,101
Citibank, NA	GBP	1,490	9/19/22	1.95%	6 Month LIBOR	15,201
Citibank, NA		$4,180	1/25/23	3 Month LIBOR	1.88%	(66,557)
Citibank, NA	GBP	690	9/19/42	6 Month LIBOR	3.00%	(34,395)
Deutsche Bank AG		$10,000	8/15/14	0.47%	3 Month LIBOR	(28,337)
Deutsche Bank AG	GBP	4,800	11/06/14	6 Month LIBOR	0.67%	(10,072)
Deutsche Bank AG		3,110	7/06/17	1.14%	6 Month LIBOR	(9,546)
Deutsche Bank AG		3,250	8/16/17	1.21%	6 Month LIBOR	(25,817)
Deutsche Bank AG		1,240	7/06/22	6 Month LIBOR	2.00%	(3,179)
Deutsche Bank AG		1,300	8/16/22	6 Month LIBOR	2.10%	21,157
Goldman Sachs International		$16,100	9/12/14	3 Month LIBOR	0.40%	20,393
Goldman Sachs International		27,400	9/12/17	0.80%	3 Month LIBOR	81,437
Goldman Sachs International		11,300	9/12/22	3 Month LIBOR	1.75%	(177,289)
JPMorgan Chase Bank, NA		650	4/20/20	3.74%	3 Month LIBOR	(106,065)
JPMorgan Chase Bank, NA		950	4/26/20	3.77%	3 Month LIBOR	(157,126)
Morgan Stanley Capital Services LLC	GBP	3,110	7/19/17	1.07%	6 Month LIBOR	6,675
Morgan Stanley Capital Services LLC		1,230	7/19/22	6 Month LIBOR	1.92%	(19,240)

						$(405,779)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
Republic of Korea, 4.875% 9/22/14, 12/20/16*	(1.00)%	0.50%	$4,700	$(93,108)	$177,132	$(270,240)
Barclays Bank PLC:
United Mexican States, 5.95%, 3/19/19, 12/20/17*	(1.00)	0.94	1,060	(3,443)	(998)	(2,445)
Citibank, NA:
CDX-NAHY Series 19 5 Year Index, 12/20/17*	(5.00)	4.45	2,430	(69,187)	7,093	(76,280)
Federative Republic of Brazil, 12.25%, 3/06/30, 12/20/17*	(1.00)	1.13	7,050	39,932	26,433	13,499
Federative Republic of Brazil, 12.25%, 3/06/30, 12/20/17*	(1.00)	1.13	1,060	6,004	4,476	1,528
France Government Bond Oat, 4.25%, 4/25/19, 12/20/17*	(0.25)	0.82	4,700	127,997	218,808	(90,811)
United Kingdom Gilt, 4.25%, 6/07/32, 12/20/17*	(1.00)	0.48	9,270	(238,398)	(202,777)	(35,621)
United Mexican States, 5.95%, 3/19/12, 12/20/17*	(1.00)	0.94	7,020	(22,802)	(16,525)	(6,277)
United Mexican States, 5.95%, 3/19/19, 3/20/18*	(1.00)	1.00	3,550	(4,630)	(10,517)	5,887

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Black & Decker Corp., 5.75% 11/15/16, 6/20/16*	(1.00)%	0.23%	$500	$(13,604)	$(11,554)	$(2,050)
BPB Ltd., 6.50%, 3/17/10, 6/20/16*	(1.00)	0.48	500	(9,269)	(7,364)	(1,905)
Svenska Hershey Co., 6.95% 8/15/12, 6/20/16*	(1.00)	0.25	500	(13,261)	(9,649)	(3,612)
Svenska Handelsbanken AB, 5.125% 3/30/20, 6/20/16*	(1.00)	0.47	500	(9,405)	(9,244)	(161)
Deutsche Bank AG:
Freeport-McMoran Corp., 9.50% 6/01/31, 6/20/16*	(1.00)	0.24	500	(13,314)	(14,440)	1,126
Kingdom of Thailand, 7.07% 9/30/13, 9/20/16*	(1.00)	0.66	9,350	(117,259)	199,293	(316,552)
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	0.46	2,300	(45,899)	5,043	(50,942)
Morgan Stanley Capital Services, Inc.:
Coca-Cola Co., 5.75% 3/15/11, 6/20/16*	(1.00)	0.27	500	(12,816)	(11,400)	(1,416)
Republic of Korea, 4.875% 9/22/14, 9/20/16*	(1.00)	0.46	2,350	(46,898)	3,872	(50,770)
Republic of Korea, 4.875% 9/22/14, 3/20/18*	(1.00)	0.72	11,500	(175,224)	(182,259)	7,035
Target Corp., 5.375% 5/01/17, 6/20/16*	(1.00)	0.25	500	(13,145)	(8,929)	(4,216)
Sale Contracts
Bank of America, NA:
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.45	1,950	55,521	—	55,521

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of China, 4.75%, 10/29/13, 12/2016*	1.00%	0.48%	$4,700	$97,096	$(105,631)	$202,727
Barclays Bank PLC:
CDX-EM ex-EU Series 18 5 Year Index, 12/20/17*	5.00	2.28	8,950	1,136,401	1,071,541	64,860
CDX-EM ex-EU Series 18 5 Year Index, 12/20/17*	5.00	2.28	1,600	203,156	187,766	15,390
CDX-EM ex-EU Series 18 5 Year Index, 12/20/17*	5.00	2.28	850	108,776	103,700	5,076
CDX-EM ex-EU Series 18 5 Year Index, 12/20/17*	5.00	2.28	1,050	133,321	145,497	(12,176)
Citibank, NA:
CDX NAIG Series 19 5 Year Index, 12/20/17*	1.00	0.89	12,150	77,277	7,086	70,191
Deutsche Bank AG:
CDX-EM ex-EU Series 18 5 Year Index, 12/20/17*	5.00	2.28	2,570	326,319	330,761	(4,442)
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.45	800	23,008	18,230	4,778
CDX-NAIG Series 19 5 Year Index, 12/20/17*	1.00	0.89	1,400	8,893	7,221	1,672
Republic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.44	9,300	192,791	46,256	146,535
Morgan Stanley Capital Services, Inc.:
CDX-NAHY Series 19 5 Year Index, 12/20/17*	5.00	4.45	2,420	68,903	50,161	18,742
CDX-NAHY Series 19 5 Year Index, 12/20/17*	1.00	0.89	14,070	89,487	24,622	64,865
CDX-NAIG Series 19 5 Year Index, 12/20/17*	5.00	4.45	10,050	286,146	259,447	26,699
Republic of China, 4.75% 10/29/13, 9/20/16*	1.00	0.44	4,700	97,432	23,411	74,021

				$2,176,798	$2,326,562	$(149,764)

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	1,747	1 Month LIBOR Plus 0.25%	$3,200	8/01/13	Barclays Bank PLC	$(40)
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	22,344	1 Month LIBOR Plus 0.07%	41,270	5/31/13	Barclays Bank PLC	(290,528)
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	2,744	1 Month LIBOR Plus 0.25%	5,050	6/28/13	Barclays Bank PLC	(24,641)
Receive	Barclays Capital US Agg Total Return Value Unhedged USD Index	5,037	1 Month LIBOR Plus 0.25%	9,270	7/15/13	Barclays Bank PLC	(45,783)

							$(360,992)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the aggregate market value of these securities amounted to $4,188,483 or 2.7% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2013.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2013.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

This security, which represents 0.00% of net assets as of January 31, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Trust Series 2007- A, Class A
9.79%, 3/25/37	4/04/07	$3,301	$	– 0	–	0.00%

(j)	Security is in default and is non-income producing.
(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $737,930.

(l)	As of January 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,087,039 and gross unrealized depreciation of investments was $(1,365,949), resulting in net unrealized appreciation of $1,721,090.
(m)	An amount of $1,409,000 has been segregated to collateralize written option contracts outstanding at January 31, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

30.0%	United States
7.8%	United Kingdom
3.6%	France
3.4%	Mexico
0.7%	Japan
0.5%	New Zealand
0.5%	South Korea
0.4%	Denmark
0.4%	Russia
0.4%	Hungary
0.3%	Australia
0.3%	Luxembourg
0.2%	Switzerland
1.3%	Other
50.2%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Canada, Czech Republic, Dominican Republic, Germany, Ireland, Italy, Malaysia, Netherlands, South Africa and Sweden.

AllianceBernstein Unconstrained Bond Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$	– 0	–	$33,040,292	$	– 0	–	$33,040,292
Inflation-Linked Securities	– 0	–	21,655,948	– 0	–	21,655,948
Corporates - Investment Grades	– 0	–	12,862,139	– 0	–	12,862,139
Corporates - Non-Investment Grades	– 0	–	2,110,933	107,800	2,218,733
Governments - Sovereign Agencies	– 0	–	1,479,282	– 0	–	1,479,282
Options Purchased - Puts	– 0	–	1,301,414	– 0	–	1,301,414
Mortgage Pass-Throughs	– 0	–	1,247,049	– 0	–	1,247,049
Emerging Markets - Sovereigns	– 0	–	555,900	– 0	–	555,900
Collateralized Mortgage Obligations	– 0	–	– 0	–	403,080	403,080
Emerging Markets - Treasuries	– 0	–	– 0	–	237,838	237,838
Quasi-Sovereigns	– 0	–	223,476	– 0	–	223,476
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	184,287	184,287
Emerging Markets - Corporate Bonds	– 0	–	175,124	– 0	–	175,124
Preferred Stocks	162,068	– 0	–	– 0	–	162,068
Local Governments - Municipal Bonds	– 0	–	113,563	– 0	–	113,563
Asset-Backed Securities	– 0	–	– 0	–	112,776	112,776
Common Stocks	2,128	– 0	–	– 0	–	2,128
Bank Loans	– 0	–	– 0	–	– 0	–^	– 0	–
Short-Term Investments	9,664,037	66,990,670	– 0	–	76,654,707

Total Investments in Securities	9,828,233	141,755,790	1,045,781	152,629,804
Other Financial Instruments*:
Assets
Credit Default Swap Contracts	– 0	–	780,152	– 0	–	780,152
Centrally Cleared Swaps	– 0	–	44,156	– 0	–	44,156
Interest Rate Swap Contracts	– 0	–	309,220	– 0	–	309,220
Futures Contracts	78,300	– 0	–	– 0	–	78,300
Forward Currency Exchange Contracts	– 0	–	289,727	– 0	–	289,727
Liabilities
Credit Default Swap Contracts	– 0	–	(929,916)	– 0	–	(929,916)
Centrally Cleared Swaps	– 0	–	(71,923)	– 0	–	(71,923)
Interest Rate Swap Contracts	– 0	–	(714,999)	– 0	–	(714,999)
Forward Currency Exchange Contracts	– 0	–	(309,101)	– 0	–	(309,101)
Total Return Swap Contracts	(40)	– 0	–	(360,952)	(360,992)
Written Options	– 0	–	(1,347,413)	– 0	–	(1,347,413)

Total+	$9,906,493	$139,805,693	$684,829	$150,397,015

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.
^	The fund held securities with zero market value at period end.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades			Collateralized Mortgage Obligations		Emerging Markets - Treasuries			Commercial Mortgage-Backed Securities
Balance as of 10/31/12	$	– 0	–	$389,329			$241,196		$180,502
Accrued discounts/(premiums)		– 0	–	(93)			66		– 0	–
Realized gain (loss)		– 0	–	(7,639)			– 0	–	– 0	–
Change in unrealized appreciation/depreciation		10,450		34,670			(3,424)		3,785
Purchases		– 0	–	– 0	–		– 0	–	– 0	–
Sales		– 0	–	(13,187)			– 0	–	– 0	–
Settlements		– 0	–	– 0	–		– 0	–	– 0	–
Reclassification		– 0	–	– 0	–		– 0	–	– 0	–
Transfers into Level 3		97,350		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 1/31/13+		$107,800		$403,080			$237,838		$184,287

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13	$	– 0	–	$26,340			$(3,424)		$3,785

	Asset-Backed Securities			Total Return Swaps		Bank Loans^			Total
Balance as of 10/31/12		$118,369		$166,619		$	– 0	–	$1,096,015
Accrued discounts/(premiums)		– 0	–	– 0	–		– 0	–	(27)
Realized gain (loss)		(250,915)		(171,127)			– 0	–	(429,681)
Change in unrealized appreciation/depreciation		253,110		(527,571)			– 0	–	(228,980)
Purchases		– 0	–	– 0	–		– 0	–	– 0	–
Sales		(7,788)		– 0	–		– 0	–	(20,975)
Settlements		– 0	–	171,127			– 0	–	171,127
Reclassification		– 0	–	– 0	–		– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–		– 0	–	97,350
Transfers out of Level 3		– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 1/31/13+		$112,776		$(360,952)		$	– 0	–	$684,829

Net change in unrealized appreciation/depreciation from investments held as of 1/31/13		$3,420		$(360,952)		$	– 0	–	$(330,831)

^	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior daily day for all securities that exceeded established thresholds, 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2013